Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Federal Statutory Rate	34.00%	34.00%
State and local income tax expense net of federal tax effect	6.00%	9.00%
Valuation allowance	0.00%	0.00%
State and local franchise taxes	0.00%	0.00%
Other	0.00%	1.00%
Income tax expense	40.00%	44.00%